Note 4 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Jan. 24, 2024	Jul. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 01, 2017
Goodwill, Impairment Loss				$ 0	$ 0	$ 2,600	$ 500	$ 0	$ 3,058	$ 3,058	$ 12,624
Goodwill			$ 0	0		$ 0		0		0	3,058
Foreign Currency Transaction Gain, before Tax				100	$ 200			200	$ 300		700
Severance Costs											400
Liability for Contingent Milestone Payment, Noncurrent				$ 0				$ 0		$ 15,000	$ 15,000
Common Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.001				$ 0.001		$ 0.001	$ 0.001
Number of Shares of Common Stock Potentially Issuable upon the Exercise of Stock Options and Warrants (in shares)								18,900,000	300,000	300,000	23,000
Exchange and Termination Agreement with Deerfield Management Company, L.P. [Member]
Termination Agreement, Payable	$ 200
Stock Issued During Period, Shares, New Issues (in shares)	33,793
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001
Deerfield Loan [Member] | Exchange and Termination Agreement [Member] | Deerfield Management, L.P. [Member]
Liability for Contingent Milestone Payment, Noncurrent												$ 15,000
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)				3 years				3 years		3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)				10 years				10 years		10 years
Executive [Member]
Severance Costs		$ 500	$ 200							$ 200